Reporting and Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Income taxes	$ 820.8	$ 719.0	$ 842.4
Interest	264.9	228.9	224.0
Operating lease liabilities	$ 77.2	$ 82.5	$ 88.6